Wireless Licenses, Goodwill and Other Intangible Assets - Amortization Expense for Other Intangible Assets (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Goodwill and Intangible Assets Disclosure [Abstract]
Amortization expense for other intangible assets	$ 2,311	$ 2,217	$ 2,213